Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Columbia Select Large Cap Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Select Large Cap Growth Fund
Class Name	Class A
Trading Symbol	ELGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Large Cap Growth Fund (the Fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 57	1.02% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.02%	[1]
Net Assets	$ 661,638,820
Holdings Count | Holding	29
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 661,638,820
Total number of portfolio holdings	29
Portfolio turnover for the reporting period	11%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the
investment
makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	18.3%
Microsoft Corp.	11.2%
Amazon.com, Inc.	7.3%
Eli Lilly & Co.	3.9%
Visa, Inc., Class A	3.9%
Intuitive Surgical, Inc.	3.8%
ServiceNow, Inc.	3.4%
Booking Holdings, Inc.	3.4%
Palo Alto Networks, Inc.	3.3%
Intuit, Inc.	3.2%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	18.3%
Microsoft Corp.	11.2%
Amazon.com, Inc.	7.3%
Eli Lilly & Co.	3.9%
Visa, Inc., Class A	3.9%
Intuitive Surgical, Inc.	3.8%
ServiceNow, Inc.	3.4%
Booking Holdings, Inc.	3.4%
Palo Alto Networks, Inc.	3.3%
Intuit, Inc.	3.2%

Columbia Select Large Cap Growth Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Select Large Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	UMLGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Large Cap Growth Fund (the Fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 43	0.77% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.77%	[1]
Net Assets	$ 661,638,820
Holdings Count | Holding	29
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 661,638,820
Total number of portfolio holdings	29
Portfolio turnover for the reporting period	11%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage
of Fund net assets. Derivatives are excluded from the tables unless otherwise noted
. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	18.3%
Microsoft Corp.	11.2%
Amazon.com, Inc.	7.3%
Eli Lilly & Co.	3.9%
Visa, Inc., Class A	3.9%
Intuitive Surgical, Inc.	3.8%
ServiceNow, Inc.	3.4%
Booking Holdings, Inc.	3.4%
Palo Alto Networks, Inc.	3.3%
Intuit, Inc.	3.2%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	18.3%
Microsoft Corp.	11.2%
Amazon.com, Inc.	7.3%
Eli Lilly & Co.	3.9%
Visa, Inc., Class A	3.9%
Intuitive Surgical, Inc.	3.8%
ServiceNow, Inc.	3.4%
Booking Holdings, Inc.	3.4%
Palo Alto Networks, Inc.	3.3%
Intuit, Inc.	3.2%

Columbia Select Large Cap Growth Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Select Large Cap Growth Fund
Class Name	Institutional 2 Class
Trading Symbol	CGTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Large Cap Growth Fund (the Fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 39	0.70% (a)
(a)	Annualized .

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.70%	[1]
Net Assets	$ 661,638,820
Holdings Count | Holding	29
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 661,638,820
Total number of portfolio holdings	29
Portfolio turnover for the reporting period	11%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject
to change.
Top Holdings
NVIDIA Corp.	18.3%
Microsoft Corp.	11.2%
Amazon.com, Inc.	7.3%
Eli Lilly & Co.	3.9%
Visa, Inc., Class A	3.9%
Intuitive Surgical, Inc.	3.8%
ServiceNow, Inc.	3.4%
Booking Holdings, Inc.	3.4%
Palo Alto Networks, Inc.	3.3%
Intuit, Inc.	3.2%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	18.3%
Microsoft Corp.	11.2%
Amazon.com, Inc.	7.3%
Eli Lilly & Co.	3.9%
Visa, Inc., Class A	3.9%
Intuitive Surgical, Inc.	3.8%
ServiceNow, Inc.	3.4%
Booking Holdings, Inc.	3.4%
Palo Alto Networks, Inc.	3.3%
Intuit, Inc.	3.2%

Columbia Select Large Cap Growth Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Select Large Cap Growth Fund
Class Name	Institutional 3 Class
Trading Symbol	CCWRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Large Cap Growth Fund (the Fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 36	0.65% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.65%	[1]
Net Assets	$ 661,638,820
Holdings Count | Holding	29
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 661,638,820
Total number of portfolio holdings	29
Portfolio turnover for the reporting period	11%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the
Fund
represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	18.3%
Microsoft Corp.	11.2%
Amazon.com, Inc.	7.3%
Eli Lilly & Co.	3.9%
Visa, Inc., Class A	3.9%
Intuitive Surgical, Inc.	3.8%
ServiceNow, Inc.	3.4%
Booking Holdings, Inc.	3.4%
Palo Alto Networks, Inc.	3.3%
Intuit, Inc.	3.2%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	18.3%
Microsoft Corp.	11.2%
Amazon.com, Inc.	7.3%
Eli Lilly & Co.	3.9%
Visa, Inc., Class A	3.9%
Intuitive Surgical, Inc.	3.8%
ServiceNow, Inc.	3.4%
Booking Holdings, Inc.	3.4%
Palo Alto Networks, Inc.	3.3%
Intuit, Inc.	3.2%

Columbia Select Large Cap Growth Fund - Class R
Shareholder Report [Line Items]
Fund Name	Columbia Select Large Cap Growth Fund
Class Name	Class R
Trading Symbol	URLGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Large Cap Growth Fund (the Fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 71	1.27% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.27%	[1]
Net Assets	$ 661,638,820
Holdings Count | Holding	29
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 661,638,820
Total number of portfolio holdings	29
Portfolio turnover for the reporting period	11%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a perc
entage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	18.3%
Microsoft Corp.	11.2%
Amazon.com, Inc.	7.3%
Eli Lilly & Co.	3.9%
Visa, Inc., Class A	3.9%
Intuitive Surgical, Inc.	3.8%
ServiceNow, Inc.	3.4%
Booking Holdings, Inc.	3.4%
Palo Alto Networks, Inc.	3.3%
Intuit, Inc.	3.2%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	18.3%
Microsoft Corp.	11.2%
Amazon.com, Inc.	7.3%
Eli Lilly & Co.	3.9%
Visa, Inc., Class A	3.9%
Intuitive Surgical, Inc.	3.8%
ServiceNow, Inc.	3.4%
Booking Holdings, Inc.	3.4%
Palo Alto Networks, Inc.	3.3%
Intuit, Inc.	3.2%

Columbia Select Large Cap Growth Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Select Large Cap Growth Fund
Class Name	Class S
Trading Symbol	UMLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Large Cap Growth Fund (the Fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 43	0.77% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.77%	[1]
Net Assets	$ 661,638,820
Holdings Count | Holding	29
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 661,638,820
Total number of portfolio holdings	29
Portfolio turnover for the reporting period	11%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	18.3%
Microsoft Corp.	11.2%
Amazon.com, Inc.	7.3%
Eli Lilly & Co.	3.9%
Visa, Inc., Class A	3.9%
Intuitive Surgical, Inc.	3.8%
ServiceNow, Inc.	3.4%
Booking Holdings, Inc.	3.4%
Palo Alto Networks, Inc.	3.3%
Intuit, Inc.	3.2%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	18.3%
Microsoft Corp.	11.2%
Amazon.com, Inc.	7.3%
Eli Lilly & Co.	3.9%
Visa, Inc., Class A	3.9%
Intuitive Surgical, Inc.	3.8%
ServiceNow, Inc.	3.4%
Booking Holdings, Inc.	3.4%
Palo Alto Networks, Inc.	3.3%
Intuit, Inc.	3.2%

[1]	Annualized.